Note 7 - Deposits (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Time Deposits, at or Above FDIC Insurance Limit	$ 8,240,000	$ 13,228,000
Interest Expense, Time Deposits, Above FDIC Insurance Limit	134,000	186,000	$ 239,000
Time Deposits, Total	129,196,000
Time Deposit Maturities, Year One	96,544,000
Time Deposit Maturities, Year Two	19,636,000
Time Deposit Maturities, Year Three	8,710,000
Time Deposit Maturities, Year Four	2,995,000
Time Deposit Maturities, Year Five	1,224,000
Time Deposit Maturities, after Year Five	87,000
Related Party Deposit Liabilities	$ 4,596,000	$ 6,900,000